Equity-accounted investees	12 Months Ended
Dec. 31, 2022
Equity-accounted investees
Equity-accounted investees

Note 7Equity-accounted investees

7.1Investments in associates recognized according to the equity method of accounting

				Share in profit (loss) of associates			Share in other comprehensive income of			Share in total comprehensive income of
				accounted for using the equity			associates accounted for using the equity			associates accounted for using the equity
	Equity-accounted investees			method			method			method
				For the year	For the year	For the year	For the year	For the year	For the year	For the year	For the year	For the year
	As of	As of	As of	ended	ended	ended	ended	ended	ended	ended	ended	ended
	December	December	December	December	December	December	December	December	December	December	December	December
Associate	31, 2022	31, 2021	31, 2020	31, 2022	31, 2021	31, 2020	31, 2022	31, 2021	31, 2020	31, 2022	31, 2021	31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	—	—	11,505	—	—	(156)	—	—	—	—	—	(156)
Doktor Tarsa Tarim Sanayi AS (*)	—	—	—	—	—	4,031	—	—	—	—	—	4,031
Ajay North America	17,654	15,899	14,468	5,351	2,802	2,191	—	—	—	5,351	2,802	2,191
Ajay Europe SARL	8,624	8,213	7,875	6,130	1,852	1,029	(498)	360	756	5,632	2,212	1,785
SQM Eastmed Turkey (*)	—	—	—	—	—	247	—	—	—	—	—	247
Kore Potash PLC (**)	—	—	26,175	—	—	(224)	—	—	(374)	—	—	(598)
Total	26,278	24,112	60,023	11,481	4,654	7,118	(498)	360	382	10,983	5,014	7,500
(*)	These investments were disposed of in 2020
(**)	For more details, see Note 7.3 (b).

					Dividends received for the year ending
				Share of
	Description of the nature		Country of	ownership in	December 31,	December 31,	December 31,
Associate	of the relationship	Address	incorporation	associates	2022	2021	2020
					ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	Distribution and commercialization of specialty plant nutrients in the Middle East.	PO Box 71871, Abu Dhabi	United Arab Emirates	37%	3,000	9,438	—
Ajay North America	Production and distribution of iodine and iodine derivatives.	1400 Industry RD Power Springs GA 30129	United States of North America	49%	1,576	1,233	1,967
Ajay Europe SARL	Production and distribution of iodine and iodine derivatives.	Z.I. du Grand Verger BP 227 53602 Evron Cedex	France	50%	1,778	992	1,197
Total					6,354	11,663	3,164

7.2Assets, liabilities, revenue and expenses of associates

The information disclosed reflects the amounts presented in the financial statements of the relevant associates and not the Company's share of those amounts.

	As of December 31, 2022				For the year ended December 31, 2022
	Assets		Liabilities				Other
							comprehensive	Comprehensive
Associate	Current	Non-current	Current	Non-current	Revenue	Net income (loss)	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	30,455	15,972	10,395	2	63,482	10,919	—	10,919
Ajay Europe SARL	33,742	1,992	18,486	—	64,060	12,261	(21)	12,240
Total	64,197	17,964	28,881	2	127,542	23,180	(21)	23,159

	As of December 31, 2021				For the year ended December 31, 2021
	Assets		Liabilities				Other
							comprehensive	Comprehensive
Associate	Current	Non-current	Current	Non-current	Revenue	Net income (loss)	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Ajay North America	21,771	15,096	4,421	—	47,375	5,718	—	5,718
Ajay Europe SARL	25,927	1,241	10,742	—	48,409	3,705	(34)	3,671
Total	47,698	16,337	15,163	—	95,784	9,423	(34)	9,389

	As of December 31, 2020				For the year ended December 31, 2020
	Assets		Liabilities				Other
							comprehensive	Comprehensive
Associate	Current	Non-current	Current	Non-current	Revenue	Net income (loss)	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Abu Dhabi Fertilizer Industries WWL	29,313	8,586	6,706	101	6,641	(420)	—	(420)
Ajay North America	18,513	15,749	4,737	—	42,920	4,471	—	4,471
Ajay Europe SARL	22,032	1,493	7,773	—	41,950	2,058	1,736	3,794
Kore Potash PLC	5,691	124,112	786	—	—	(3,233)	486	(2,747)
Total	75,549	149,940	20,002	101	91,511	2,876	2,222	5,098

7.3Disclosures regarding interests in associates

(a)	Transactions for the year ended December 31, 2022:
●	During February 2022, the Company received dividends of ThUS$ 3,000 from Abu Dhabi Fertilizer Industries WWL which triggered a income of ThUS$ 523 recorded in the line item other (losses), corresponding to the excess over the account receivable recognized in December 2021.

(b)	Transactions for the year ended December 31, 2021:
●	During the first quarter 2021, Kore Potash PLC made a share payment to its non-executive board members (remuneration shares) plus certain employees and former employees (performance shares) which resulted in a 0.05% share reduction for the company, leaving it with 20.15%. During the second quarter of 2021, Kore Potash PLC approved a capital stock increase of ThUS$ 13,931 through the issuance of common shares, which resulted in a dilution of 5.5% of SQM shares in the company, with an impact of ThUS$ (5,778) on other gains (losses). As a result of the dilution, the Company considered that there has been a loss of significant influence on the investment, discontinued its measurement through the equity method, and recognized an amount of ThUS$ 3,739 under other gains (losses) related to items recognized in other comprehensive income associated with this investment. See Note 12.1 for more details.
●	As of December 31, 2021, the Company received dividends from Abu Dhabi Fertilizer Industries WWL of ThUS$ 9,438 and recognized an account receivable for ThUS$ 2,477 in dividends receivable.
●	On June 30, 2021, the Company made an assessment of the recovery of the investment in Abu Dhabi Fertilizer Industries WWL and recognized an impairment of ThUS$ 2,800 in other gains (losses). This impairment was reversed in the second half of the year the recoverable value amount of the investment later increased.
(c)	Transactions for the year ended December 31, 2020:
●	Kore Potash PLC made a share payment to its non-executive board members, which resulted in a 0.60% share reduction for the company, finalizing with a share percentage of 19.07% at the close of the second quarter of 2020. This resulted in a transfer in equity of non-controlling interest to other reserves in an amount of ThUS$ 754.
●	In the third quarter of 2020 SQM S.A. increased its shares in Kore Potash PLC to 20.26% as a result of the acquisition of 260,598,591 shares out of 584,753,846 shares issued for a capital increase corresponding to ThUS$ 1,679.
●	In the third quarter of 2020, shares held in Doktor Tarsa Tarim and its subsidiaries were sold through Soquimich European Holdings B.V. at a value of ThUS$ 33,066, which brought about a loss of ThUS$ 11,408.
●	In the third quarter of 2020, shares held in SQM Eastmed Turkey were sold through Soquimich European Holdings B.V. at a value of ThUS$ 618, which brought about a loss of ThUS$ 408.
●	During the fourth quarter of 2020, SQM Holland (subsidiary) acquired the business of WSNPK from Plantacote N.V. (subsidiary of Doktor Tarsa Tarim Sanayi AS) for ThUS$ 16,757, which generated goodwill of ThUS$ 7,380. See Note 14.
●	During the fourth quarter of 2020, Kore Potash PLC made a share-based payment to its non-executive board members, which resulted in a 0.06% share reduction for the company, finalizing with a share percentage of 20.20%. This resulted in a decrease in consolidated equity of non-controlling interests in other reserves of ThUS$ 79.